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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 1999
                                               --------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles CA 90017
                 -------------------------------

Form 13F File Number:    28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marie Nastasi Arlt,
         -------------------------------
Title:   Vice-President
         -------------------------------
Phone:   213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Marie Nastasi Arlt              Los Angeles         05/09/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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Page 1 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Apple Computer, Inc.                   Common      037833100    1,242    9,144               9,144              9,144

Adobe Systems Inc.                     Common      00724F101    1,018    9,144               9,144              9,144

Adaptec Inc                            Common      00651F108      706   18,288              18,288             18,288

A E S Corp                             Common      00130H105    1,420   18,034              18,034             18,034

Aetna, Inc.                            Common      008117103       99    1,778               1,778              1,778

Allergan Inc.                          Common      018490102    1,410   28,194              28,194             28,194

American International Group, Inc      Common      026874107    4,061   37,084              37,084             37,084

Amgen, Inc.                            Common      031162100    1,808   29,464              29,464             29,464

America Online Inc.                    Common      02364J104    1,867   27,686              27,686             27,686

Atlantic Richfield Co.                 Common      048825103    2,245   26,416              26,416             26,416

American Express Co.                   Common      025816109    2,345   15,748              15,748             15,748

Boeing Co.                             Common      097023105    1,979   52,324              52,324             52,324

Brunswick Corp.                        Common      117043109    1,130   59,690              59,690             59,690

Bell Atlantic Corp.                    Common      077853109    1,164   19,050              19,050             19,050

Biogen Inc.                            Common      090597105      674    9,652               9,652              9,652

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Page 2 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Bellsouth Corp.                        Common      079860102    2,679   57,150              57,150             57,150

Bristol Myers Squibb Co.               Common      110122108    2,328   40,132              40,132             40,132

Anheuser-Busch Companies, Inc.         Common      035229103      459    7,366               7,366              7,366

Citigroup Inc                          Common      172967101    3,832   64,008              64,008             64,008

Computer Associates International      Common      204912109    1,248   21,082              21,082             21,082

CBS Corp.                              Common      12490K107      547    9,652               9,652              9,652

Champion International Corp.           Common      158525105       95    1,778               1,778              1,778

Chevron Corp.                          Common      166751107    2,935   31,750              31,750             31,750

Comcast Corp.- Special Cl A            Common      200300200    1,465   33,782              33,782             33,782

Conexant Systems Inc.                  Common      207142100      649    9,144               9,144              9,144

Cabletron Systems Inc                  Common      126920107      575   19,558              19,558             19,558

Cisco Systems, Inc.                    Common      17275R102    7,855  101,600             101,600            101,600

Dominion Resources, Inc.               Common      25746U109      264    6,858               6,858              6,858

Electronic Data System Corp.           Common      285661104    1,109   17,272              17,272             17,272

EMC Corp.                              Common      268648102    2,592   20,574              20,574             20,574

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Page 3 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Ford Motor Co.                         Common      345370100    1,587   34,544              34,544             34,544

Freeport McMoran Copper and Gold       Common      35671D857      705   58,420              58,420             58,420

First Data Corp.                       Common      319963104    1,589   35,814              35,814             35,814

Federal National Mortgage Associa      Common      313586109      848   14,986              14,986             14,986

Sprint, Corp                           Common      852061100      675   10,668              10,668             10,668

Florida Progress Corp.                 Common      341109106    2,738   59,690              59,690             59,690

Great Atlantic & Pacific Tea Co.       Common      390064103      104    5,334               5,334              5,334

Global Crossing Ltd.                   Common      G3921A100      395    9,652               9,652              9,652

Golden West Financial                  Common      381317106      119    3,810               3,810              3,810

General Electric Co.                   Common      369604103    8,380   53,848              53,848             53,848

Corning, Inc.                          Common      219350105    2,020   10,414              10,414             10,414

General Motors Corp.                   Common      370442105    2,293   27,686              27,686             27,686

G T E Corp.                            Common      362320103      884   12,446              12,446             12,446

Home Depot, Inc.                       Common      437076102    3,490   54,102              54,102             54,102

Harley Davidson Inc. Wis               Common      412822108      685    8,636               8,636              8,636

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Page 4 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Honeywell International Inc. (New      Common      438516106    2,155   40,894              40,894             40,894

Block H & R Inc                        Common      093671105      227    5,080               5,080              5,080

Hewlett-Packard Co.                    Common      428236103    2,869   21,590              21,590             21,590

International Business Machines C      Common      459200101      899    7,620               7,620              7,620

Intel Corp.                            Common      458140100    3,117   23,622              23,622             23,622

Johnson & Johnson                      Common      478160104    2,694   38,354              38,354             38,354

J.P. Morgan & Co.                      Common      616880100      234    1,778               1,778              1,778

Coca-Cola Co.                          Common      191216100    3,064   65,278              65,278             65,278

Kansas City Southern Corp              Common      485170104      524    6,096               6,096              6,096

L S I Logic Corp.                      Common      502161102    1,070   14,732              14,732             14,732

Limited, Inc.                          Common      532716107    1,958   46,482              46,482             46,482

Lucent Technologies, Inc.              Common      549463107      560    9,144               9,144              9,144

Lexmark Intl Group Inc.                Common      529771107      242    2,286               2,286              2,286

Mallinckrodt Group, Inc.               Common      561232109    1,081   37,592              37,592             37,592

Marsh Mclennan Co.                     Common      571748102    2,578   23,368              23,368             23,368

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Page 5 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Minnesota Mining & Manufacturing       Common      604059105    2,160   24,384              24,384             24,384

Merck & Co.                            Common      589331107    1,799   28,956              28,956             28,956

Microsoft Corp.                        Common      594918104    7,503   70,612              70,612             70,612

M G I C Invt Corp Wis                  Common      552848103    1,053   24,130              24,130             24,130

INCO, Ltd.                             Common      453258402    1,148   62,484              62,484             62,484

Navistar Intl.                         Common      63934E108      316    7,874               7,874              7,874

National Semiconductor, Inc.           Common      637640103      756   12,446              12,446             12,446

Nortel Networks Corp.                  Common      656568102    3,460   27,432              27,432             27,432

Network Appliance Corp.                Common      64120L104      925   11,176              11,176             11,176

Nextel Comm Inc.                       Common      65332V103    1,506   10,160              10,160             10,160

Oracle Systems                         Common      68389X105    3,688   47,244              47,244             47,244

Occidental Petroleum Corp.             Common      674599105      416   20,066              20,066             20,066

Paccar, Inc.                           Common      693718108    1,156   23,114              23,114             23,114

Sprint Corp (PCS Group)                Common      852061506      732   11,176              11,176             11,176

PE Corp - PE Biosystems Group          Common      69332S102       74      762                 762                762

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Page 6 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Pepsico, Inc.                          Common      713448108      585   16,764              16,764             16,764

Pfizer, Inc.                           Common      717081103    1,737   47,498              47,498             47,498

Pharmacia and Upjohn Co.               Common      716941109      378    6,350               6,350              6,350

Qualcomm Inc.                          Common      747525103    2,162   14,478              14,478             14,478

Rowan Companies                        Common      779382100    1,092   37,084              37,084             37,084

Schwab Charles Corp.                   Common      808513105    1,227   21,590              21,590             21,590

SLM Holding Corp.                      Common      78442A109      195    5,842               5,842              5,842

Springs Industries Corp.               Common      851783100      965   25,400              25,400             25,400

Sun Microsystems, Inc.                 Common      866810104    2,689   28,702              28,702             28,702

T Rowe Price Associates Inc            Common      741477103      592   14,986              14,986             14,986

Time Warner, Inc.                      Common      887315109    1,600   16,002              16,002             16,002

Texaco, Inc.                           Common      881694103    2,280   42,418              42,418             42,418

Mediaone Group Inc.                    Common      58440J104      617    7,620               7,620              7,620

U S West, Inc.                         Common      91273H101      443    6,096               6,096              6,096

Viacom, Inc., Class B                  Common      925524308      456    8,636               8,636              8,636

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Page 7 of 7


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
MCI Worldcom, Inc.                     Common      55268B106    1,623   35,814              35,814             35,814

Warner-Lambert Co.                     Common      934488107    1,042   10,668              10,668             10,668

Wal-Mart Stores, Inc.                  Common      931142103    2,770   49,022              49,022             49,022

Wrigley Wm. Jr. Co.                    Common      982526105    2,400   31,242              31,242             31,242

Exxon Mobil Corp.                      Common      30231G102    2,079   26,670              26,670             26,670
                                                                       -------
Total

                                                                       155,201